Sales - Narrative (Details) megawatt_hour in Thousands, cubic_meter in Thousands, T in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) cubic_meter megawatt_hour T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 72,299	$ 37,965
Forward contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	42,200	$ 71,700	$ 63,300
Forward contract | Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 2,500
Derivative notional amount | T	9,045
Forward contract | Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3,100
Derivative notional amount | T	15,517
Forward contract | Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3,400
Derivative notional amount | T	23,242
Forward contract | Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 1,700
Cubic meters of product | cubic_meter	3,419
Forward contract | Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 30,300
MWh of energy | megawatt_hour	698,868